Consolidated Balance Sheets (Parenthetical) (INR)	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Equity shares, shares authorized	800,000,000	800,000,000
Equity shares, par value	10	10
Equity shares, shares issued	630,000,000	630,000,000
Equity shares, shares outstanding	630,000,000	630,000,000